RELATED PARTY TRANSACTIONS (Sale of manufacturing facility) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Inventories	$ 293.6	$ 317.6
Accounts receivable and other receivables	338.0	321.4
Other current assets	68.3	55.6
Total current assets	1,252.1	1,330.6
Non-current assets:
Fixed assets	837.6	755.5
Intangible assets	32.0	16.6
Other non-current assets	21.0	24.0
Total non-current assets	1,010.5	878.5
Total assets	2,262.6	2,209.1
Current liabilities:
Accounts payable and other payables	180.3	171.1
Long-term borrowings, current portion	294.3	150.5
Total current liabilities	1,244.2	1,127.9
Non-current liabilities:
Total non-current liabilities	562.4	673.0
Total liabilities	1,806.6	$ 1,800.9
Hanwha Q CELLS Korea Corps [Member] | Corporate Segment [Member]
Current assets:
Inventories	51.2
Accounts receivable and other receivables	66.4
Other current assets	30.9
Total current assets	148.5
Non-current assets:
Fixed assets	63.4
Intangible assets	0.8
Other non-current assets	0.2
Total non-current assets	64.4
Total assets	212.9
Current liabilities:
Accounts payable and other payables	83.0
Long-term borrowings, current portion	7.8
Other current liabilities	31.0
Total current liabilities	121.8
Non-current liabilities:
Defined benefit obligation	1.5
Long-term borrowings	33.9
Other long-term liabilities	1.8
Total non-current liabilities	37.2
Total liabilities	159.0
Net assets	$ 53.9